TANGIBLE ASSETS - Investment properties - Summary (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Investment properties, cost	$ 510,295	$ 627,435
Investment properties, accumulated adjustments to fair value	372,684	345,500
Investment properties	882,979	972,935
Land [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Investment properties, cost	282,748	278,186
Investment properties, accumulated adjustments to fair value	302,379	275,084
Investment properties	585,127	553,270
Buildings [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Investment properties, cost	227,547	349,249
Investment properties, accumulated adjustments to fair value	70,305	70,416
Investment properties	$ 297,852	$ 419,665